Changes in Capital Accounts, Detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding, beginning balance	388,576	10,780	0
Granted	67,225	574,779	16,170
Vested	(355,702)	(196,983)	(5,390)
Forfeited or expired	0	0	0
Outstanding, ending balance	100,099	388,576	10,780
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 8.90	$ 23.50	$ 0
Granted, Weighted Average Grant Date Fair Value	4.76	8.70	23.50
Vested, Weighted Average Grant Date Fair Value	8.74	9.10	23.50
Weighted Average Grant Date Fair Value, ending balance	$ 6.71	$ 8.90	$ 23.50